Revenue - Summary of revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue from contract [abstract]
Bank interest	$ 119	$ 249
Revenue	119	249
Revenue from continuing operations	$ 119	$ 249